Approval of consolidated statements	12 Months Ended
Dec. 31, 2022
Approval Of Consolidated Statements
Approval of consolidated statements
3.	Approval of consolidated statements
The approval and authorization for the issuance of these financial statements took place at the Board of Directors’ meeting held on March 21, 2023.